Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
In preparing the Plan’s financial statements, subsequent events and transactions have been evaluated from the year end date through the date of the issuance of the Plan’s financial statements. Except as described below there were no other subsequent events which required recognition, adjustment to or disclosure in the financial statements:

Beginning January 1, 2026, the automatic contribution rate will increase by 1% each calendar year, up to a maximum contribution rate of 12%.

Under the SECURE 2.0 Act, individuals age 50 and older who earned more than $150,000 in FICA wages in the prior year are required to make their 401(k) catch-up contributions on a Roth (after-tax) basis, effective January 1, 2026.

On May 28, 2026 American Woodmark Corporation was acquired by MasterBrand, Inc. in an all-stock merger and will operate as a wholly owned subsidiary of MasterBrand, Inc. Under the terms of the transaction, each share of American Woodmark Corporation common stock was converted into 5.150 shares of MasterBrand, Inc. common stock.